Long-Term Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Long-Term Investments [Abstract]
Schedule of ownership percentages of investee
	Ownership percentage
	March 31,	December 31,	Accounting
Name of related party	2023	2022	treatments
Braingenesis Biotechnology Co., Ltd.	0.22%	0.22%	Cost Method
Genepharm Biotech Corporation	0.92%	0.92%	Cost Method
BioHopeKing Corporation	8.03%	8.03%	Cost Method
BioFirst Corporation	21.77%	21.77%	Equity Method
Rgene Corporation	28.85%	28.85%	Equity Method

	Ownership percentage
	December 31,	December 31,	Accounting
Name of related party	2022	2021	treatments
Braingenesis Biotechnology Co., Ltd.	0.22%	0.22%	Cost Method
Genepharm Biotech Corporation	0.92%	0.92%	Cost Method
BioHopeKing Corporation	8.03%	8.03%	Cost Method
BioFirst Corporation	21.77%	21.77%	Equity Method
Rgene Corporation	28.85%	28.85%	Equity Method

Schedule of extent the investee relies
Name of related party	The extent the investee relies on the Company for its business
Braingenesis Biotechnology Co., Ltd.	No specific business relationship
Genepharm Biotech Corporation	No specific business relationship
BioHopeKing Corporation	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation	Loaned from investee and provides research and development support service
Rgene Corporation	Collaborating with the Company to develop and commercialize drugs

Name of related party	The extent the investee relies on the Company for its business
Braingenesis Biotechnology Co., Ltd.	No specific business relationship
Genepharm Biotech Corporation	No specific business relationship
BioHopeKing Corporation	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation	Loaned from the investee and provides research and development support service
Rgene Corporation	Collaborating with the Company to develop and commercialize drugs

Schedule of long-term investment
	March 31, 2023	December 31, 2022
	(Unaudited)
Non-marketable Cost Method Investments, net
Braingenesis Biotechnology Co., Ltd.	$7,235	$7,169
Genepharm Biotech Corporation	22,089	21,887
BioHopeKing Corporation	820,519	813,014
Sub total	849,843	842,070
Equity Method Investments, net
BioFirst Corporation	-	-
Rgene Corporation	-	-
Total	$849,843	$842,070

	December 31, 2022	December 31, 2021
Non-marketable Cost Method Investments, net
Braingenesis Biotechnology Co., Ltd.	$7,169	$7,941
Genepharm Biotech Corporation	21,887	24,244
BioHopeKing Corporation	813,014	900,570
Subtotal	842,070	932,755
Equity Method Investments, net
BioFirst Corporation	-	-
Rgene Corporation	-	-
Total	$842,070	$932,755

Schedule of balance sheet
	March 31, 2023	December 31, 2022
	(Unaudited)
Current Assets	$1,958,500	$1,543,152
Non-current Assets	801,410	739,472
Current Liabilities	1,675,194	2,663,051
Non-current Liabilities	357,150	103,447
Stockholders’ Equity (Deficit)	727,566	(483,874)
	March 31, 2023	December 31, 2022
	(Unaudited)
Current Assets	$54,987	$68,302
Noncurrent Assets	288,160	303,893
Current Liabilities	2,491,974	2,478,868
Noncurrent Liabilities	2,048	2,441
Shareholders’ Deficit	(2,150,875)	(2,109,114)

	December 31, 2022	December 31, 2021
Current Assets	$1,543,151	$2,205,669
Noncurrent Assets	739,472	959,454
Current Liabilities	2,663,051	2,909,703
Noncurrent Liabilities	103,447	32,522
Stockholders’ Equity	483,874	222,898
	December 31, 2022	December 31, 2021
Current Assets	$68,302	$73,452
Noncurrent Assets	303,893	374,423
Current Liabilities	2,478,868	1,934,786
Noncurrent Liabilities	2,441	-
Shareholders’ Deficit	(2,481,309)	(1,486,911)

Schedule of statement of operation
	Three months Ended March 31,
	2023	2022
	(Unaudited)
Net sales	$-	$8,808
Gross profit	-	6,133
Net loss	(406,233)	(498,940)
Share of losses from investments accounted for using the equity method	-

	Three months Ended March 31,
	2023	2022
	(Unaudited)
Net sales	$-	$-
Gross Profit	-	-
Net loss	(81,842)	(149,480)
Share of loss from investments accounted for using the equity method	-	-

	Year Ended December 31,
	2022	2021
Net sales	$30,162	$26,693
Gross profit	8,239	8,348
Net loss	(1,274,539)	(2,276,892)
Share of losses from investments accounted for using the equity method	-	(269,844)

	Year Ended December 31,
	2022	2021
Net sales	$-	$-
Gross Profit	-	-
Net loss	(1,550,123)	(576,514)
Share of loss from investments accounted for using the equity method	-	-

Schedule of equity investments
	Three months Ended March 31,
	2023	2022
	(Unaudited)
Share of equity method investee losses	$-	$-

	Year Ended December 31,
	2022	2021
Share of equity method investee losses	$-	$(269,844)